Note 12 - Warrant Transactions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Outstanding as of December 31, 2013 (in shares)	952,500		202,500	22,500
Outstanding as of December 31, 2013 (in dollars per share)	$ 9.49		$ 26.20	$ 100
Class of Warrant or Right, Issued During Period	750,000	180,000
Granted during 2014 (in dollars per share)	$ 5	$ 16.80